RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

10. RELATED PARTY TRANSACTIONS

[a]	In 2011, the Company incurred $104,000 [2010 - $96,000 and 2009 - $96,000] in consulting fees to two companies related to a director of the Company, of which $20,000 was outstanding balance as at December 31, 2011.

[b]	In 2011, the Company paid $103,651 [2010 - $124,951 and 2009 - $110,383] salary to the senior officers of the Company.

[c]	As at December 31, 2011, the Company has non-interest bearing advances from a stockholder and director of $31,613 [2010 - $2,128].

[d]	Included in accounts payable, $13,287 [2010 - $12,252] was payable to directors and senior officers of the Company.

[e]	Included in accounts receivable, $387 [2010 - $4,601] was receivable from senior officers of the Company.

[f]	As at December 31, 2011, the Company provided an advance of $2,574 [2010 - $2,572] to a director as a prepaid expenses.

Chineseworldnet.Com Inc. & Subsidiaries

[g]	In 2011, the Company incurred $12,000 [2010 - $12,000 and 2009 - $8,000] in director fees, of which $Nil [2010 - $2,000] was outstanding as at December 31, 2011.

[h]	In 2011, the Company provided service for a total of $202,280 [2010 - $139,091 and 2009 - $Nil] to CWN Capital, of which $202,280 [2010 - $139,091] was outstanding and included in accounts receivable as at December 31, 2011.

[i]	Receivable from a related party in the amount of $43,946 [2010 - $6,547] represents costs incurred on behalf of CWN Capital by the Company.

Also see note 6.

All related party transactions were entered into in the normal course of business and are recorded at the exchange amount established and agreed to between the related parties.